Personnel Expenses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Personnel Expenses [Line Items]
Compensation expenses	R$ (38,283)
Long Term Incentive Plan [Member]
Personnel Expenses [Line Items]
Compensation expenses	49,219	0
Payroll taxes related to LTIP payments	R$ 28,090	R$ 0